Quarterly Information (Tables)	12 Months Ended
Jul. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly information (unaudited)
	Q1	Q2	Q3	Q4
Fiscal Year July 31, 2013:
Revenues, net	$ -0-	$ -0-	$ -0-	$ -0-
Operating Loss	$ (1,940,031)	$ (1,290,780)	$ (1,433,640)	$ (1,464,908)
Net Income/(Loss)	$ (656,199)	$ (5,640,985)	$ 1,297,448	$ (3,554,586)
Net Loss available to common stockholders	$ (758,496)	$ (5,640,985)	$ 1,297,448	$ (5,174,763)
Net Loss per share	$ 0.002	$ (0.015)	$ 0.003	$ (0.007)
Fiscal Year July 31, 2012:
Revenues, net	$ 9,931	$ 4,958	$ 7,012	$ 6,750
Operating Loss	$ (3,469,778)	$ (1,786,231)	$ (2,466,270)	$ (2,301,769)
Net Income/(Loss)	$ 336,354	$ (9,118,651)	$ 867,857	$ (1,575,838)
Net Loss available to common stockholders	$ 336,354	$ (9,118,651)	$ 491,111	$ (1,575,838)
Net Loss per share	$ 0.001	$ (0.028)	$ 0.003	$ (0.005)